Carrying Amounts and Fair Value of Financial Instruments (Summary of the carrying value and estimated fair value of financial instruments) (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Assets:
Cash and Cash Equivalents, at Carrying Value	$ 27,622,851	$ 18,025,409	$ 12,536,311	$ 12,705,910
Cash and Cash Equivalents	27,623,000	18,025,000
Certificates of Deposit with Other Banks	1,100,045	350,005
Certificates of Deposits with Other Banks	1,100,000	350,000
Investments	706,355,826	607,578,795
Investment and Mortgage-Backed Securities	706,569,000	608,530,000
Financing Receivable, after Allowance for Credit Loss	499,496,809	479,167,372
Loans Receivable, Net	508,024,000	481,450,000
Federal Home Loan Bank ("FHLB") Stock, at Cost	585,700	2,354,000
FHLB Stock	586,000	2,354,000
Financial Liabilities:
Checking, Savings, And Money Market Accounts	958,601,000	737,571,000
Deposits, Excluding Time Deposits	958,601,037	737,571,178
Certificate Accounts	157,201,000	181,487,000
Advances from Federal Home Loan Banks	0	35,000,000
Advances From FHLB		35,200,000
Other Borrowed Money	26,785,000	13,117,000
Subordinated Debt Obligations, Fair Value Disclosure	5,155,000	5,155,000
Certificate Accounts	157,361,926	180,525,057
Fair Value, Inputs, Level 1
Financial Assets:
Cash and Cash Equivalents	27,623,000	18,025,000
Certificates of Deposits with Other Banks	0	0
Investment and Mortgage-Backed Securities	0	0
Loans Receivable, Net	0	0
FHLB Stock	586,000	2,354,000
Financial Liabilities:
Checking, Savings, And Money Market Accounts	958,601,000	737,571,000
Certificate Accounts	0	0
Advances From FHLB		0
Other Borrowed Money	26,785,000	13,117,000
Subordinated Debt Obligations, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 [Member]
Financial Assets:
Cash and Cash Equivalents	0	0
Certificates of Deposits with Other Banks	1,100,000	350,000
Investment and Mortgage-Backed Securities	706,569,000	608,530,000
Loans Receivable, Net	0	0
FHLB Stock	0	0
Financial Liabilities:
Checking, Savings, And Money Market Accounts	0	0
Certificate Accounts	157,201,000	181,487,000
Advances From FHLB		35,200,000
Other Borrowed Money	0	0
Subordinated Debt Obligations, Fair Value Disclosure	5,155,000	5,155,000
Fair Value, Inputs, Level 3
Financial Assets:
Cash and Cash Equivalents	0	0
Certificates of Deposits with Other Banks	0	0
Investment and Mortgage-Backed Securities	0	0
Loans Receivable, Net	508,024,000	481,450,000
FHLB Stock	0	0
Financial Liabilities:
Checking, Savings, And Money Market Accounts	0	0
Certificate Accounts	0	0
Advances From FHLB		0
Other Borrowed Money	0	0
Subordinated Debt Obligations, Fair Value Disclosure	$ 0	$ 0